Stock-Based Compensation Plans - Restricted Stock Units Narrative (Details) - Restricted Stock Units (RSUs) $ in Millions	3 Months Ended	9 Months Ended
	Sep. 30, 2020 USD ($)	Sep. 30, 2020 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		4 years
Compensation expense for stock options	$ 2.0	$ 2.9
Unrecognized compensation cost related to unvested options	$ 43.3	$ 43.3
Unrecognized compensation cost related to unvested options, weighted-average period of recognition		3 years 8 months 19 days